UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4520

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2005 to June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to Section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.

Proxy Voting Record

COMPANHIA VALE DO RIO DOCE		RIO		Special Meeting Date:
Issuer: 204412	ISIN:			07/19/2005
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Mgmt.

I	ARTICLES OF ASSOCIATION	Management	For	For
II	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For

BHP BILLITON LTD				AGM Meeting Date:
Issuer: Q1498M100	ISIN: AU000000BHP4			11/25/2005
SEDOL: 0144403, 0144414, 5709506, 6144690, 6144764, 6146760, B02KCV2

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Mgmt.

10.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
12.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
13.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
14.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.15	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
17.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
2.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
4.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
6.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
8.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
1.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
3.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
5.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
7.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
9.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
11.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.16	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
19.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.21	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
18.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.20	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown

Vote Summary Report
Jan 01, 2006 - Mar 31, 2006

34 W&R Advisors Global Bond

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

03/31/06 - S	Companhia Vale Do Rio Doce		204412209		03/15/06		50,400
Meeting for Holders of ADRs
1
TO APPROVE THE TERMS, CONDITIONS AND REASONS (THE PROTOCOLO E JUSTIFICACAO ) FOR THE MERGER OF ALL THE SHARES OF THE CAPITAL STOCK OF CAEMI - MINERACAO E METALURGIA S.A. (CAEMI)) INTO THE ASSETS OF CVRD IN ORDER TO CONVERT THE FORMER INTO A WHOLLY-OWNED
			For	For			Mgmt
	2	TO RATIFY THE APPOINTMENT OF THE EXPERTS WHO PREPARED THE VALUE APPRAISAL OF THE PREFERRED SHARES ISSUED BY CAEMI TO BE MERGED INTO CVRD ASSETS.	For	For			Mgmt
	3	TO DECIDE ON THE APPRAISAL REPORT, PREPARED BY THE EXPERTS.	For	For			Mgmt
	4	TO APPROVE THE MERGER OF ALL OF THE SHARES ISSUED BY CAEMI INTO THE ASSETS OF THE CVRD.	For	For			Mgmt
5
TO APPROVE CVRD CAPITAL INCREASE WITHIN THE ISSUANCE OF 64,151,361 PREFERRED CLASS A SHARES, TO BE PAID-IN WITH THE SHARES OF CAEMI TO BE MERGED INTO THE COMPANY S ASSETS, AND THE CONSEQUENT CHANGE OF THE CAPUT OF ARTICLE 5 OF THE CVRD S BY-LAWS.
			For	For			Mgmt

Vote Summary Report
Apr 01, 2006 - Jun 30, 2006

34 W&R Advisors Global Bond

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/20/06 - A	BP PLC (Form. Bp Amoco Plc )		055622104		02/17/06		39,000
Meeting for Holders of ADRs
	1	TO RECEIVE THE DIRECTORS ANNUAL REPORT AND THE ACCOUNTS	For	For			Mgmt
	2	TO APPROVE THE DIRECTORS REMUNERATION REPORT	For	For			Mgmt
	3	Elect Directors	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt
	5	SPECIAL RESOLUTION: TO GIVE LIMITED AUTHORITY FOR THE PURCHASE OF ITS OWN SHARES BY THE COMPANY	For	For			Mgmt
	6	TO GIVE AUTHORITY TO ALLOT SHARES UP TO A SPECIFIED AMOUNT	For	Against			Mgmt
	7	SPECIAL RESOLUTION: TO GIVE AUTHORITY TO ALLOT A LIMITED NUMBER OF SHARES FOR CASH WITHOUT MAKING AN OFFER TO SHAREHOLDERS	For	For			Mgmt

04/27/06 - S	Cemex S.A.		151290889		03/23/06		46,672
Meeting for Holders of ADRs
	1	PROPOSAL TO SPLIT EACH OF THE COMPANY S ORDINARY COMMON SHARES SERIES A AND SERIES B SHARES AND AMEND ARTICLE 6 OF THE COMPANY S BY-LAWS.	For	For			Mgmt
	2	PROPOSAL TO CHANGE THE COMPANY S BY-LAWS.	For	For			Mgmt
	3	APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING AND THE CHANGES IN THE COMPANY S BY-LAWS OR ESTATUTOS SOCIALES, IF APPLICABLE.	For	For			Mgmt
	4	APPROVAL OF THE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005.	For	For			Mgmt
	5	ALLOCATION OF PROFITS AND THE MAXIMUM AMOUNT OF FUNDS TO BE USED FOR THE PURCHASE OF COMPANY SHARES.	For	For			Mgmt
	6	PROPOSAL TO INCREASE THE CAPITAL STOCK OF THE COMPANY IN ITS VARIABLE PORTION.	For	For			Mgmt
	7	APPOINTMENT OF DIRECTORS AND STATUTORY AUDITORS, AND PRESIDENT OF THE AUDIT COMMITTEE AND SOCIETAL PRACTICES.	For	For			Mgmt
	8	COMPENSATION OF DIRECTORS, STATUTORY AUDITORS AND AUDIT AND SOCIETAL PRACTICES COMMITTEE.	For	For			Mgmt
	9	APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING.	For	For			Mgmt

06/23/06 - A	Central Japan Railway Co. *9022*		J05523105		03/31/06		126
	1	Approve Allocation of Income, Including the Following Dividends: Interim JY 3000, Final JY 3500, Special JY 0	For	For			Mgmt
	2	Amend Articles to: Authorize Public Announcements in Electronic Format - Update Terminology to Match that of New Corporate Law	For	For			Mgmt
	3	Elect Directors	For	For			Mgmt
	4	Appoint Internal Statutory Auditor	For	For			Mgmt

04/27/06 - S	Companhia Vale Do Rio Doce		204412209		04/11/06		50,400
Meeting for Holders of ADRs
	1	APPRECIATION OF THE MANAGEMENTS REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005	For	For			Mgmt
	2	PROPOSAL FOR THE DESTINATION OF PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT BUDGET FOR THE COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT	For	For			Mgmt
	3	APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL	For	For			Mgmt
	4	ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS	For	For			Mgmt
	5	PROPOSAL FOR A FORWARD SPLIT, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT	For	For			Mgmt
6
PROPOSAL TO MODIFY THE COMPANY S BY-LAWS, RELATED TO SECTION II AND SUBSECTION IV OF CHAPTER IV, IN RELATION TO THE ADVISORY COMMITTEES, IN THE FOLLOWING TERMS: A) CHANGE OF THE HEADING OF ARTICLE 15; B) AMENDMENT TO ARTICLE 16; C) ADD ITEM IV TO ARTICLE
			For	For			Mgmt
	7	CONSOLIDATION OF THE AMENDMENTS TO CVRD S BY-LAWS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT	For	For			Mgmt

06/29/06 - A	Dentsu Inc. *4324*		J1207N108		03/31/06		377
	1	Approve Allocation of Income, Including the Following Dividends: Interim JY 1000, Final JY 1500, Special JY 0	For	For			Mgmt
	2	Amend Articles to: Amend Business Lines - Update Terminology to Match that of New Corporate Law - Limit Liability of Statutory Auditors	For	Against			Mgmt
	3	Elect Directors	For	For			Mgmt
	4	Appoint Internal Statutory Auditor	For	For			Mgmt
	5	Approve Retirement Bonuses for Directors and Statutory Auditor	For	Against			Mgmt

06/29/06 - A	Mitsubishi UFJ Financial Group *8306*		J44497105		03/31/06		79
	1	Approve Allocation of Income, Including the Following Dividends on Ordinary Shares: Interim JY 3000, Final JY 4000, Special JY 0	For	For			Mgmt
	2	Approve Reduction in Legal Reserves	For	For			Mgmt
	3	Amend Articles to: Decrease Authorized Preferred Share Capital to Reflect Share Repurchase - Update Terminology to Match that of New Corporate Law - Limit Liability of Directors and Statutory Auditors	For	Against			Mgmt
	4	Elect Directors	For	For			Mgmt
	5	Approve Retirement Bonuses for Directors and Statutory Auditors	For	Against			Mgmt

05/26/06 - A	Phelps Dodge Corp. *PD*		717265102		04/06/06		18,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/12/06 - A	Rio Tinto Plc (Formerly Rtz Corp. Plc)		G75754104		None		42,100
Only Rio Tinto Plc Shareholders are Entitled to Vote on Resolutions 1,2,and 3
	1	Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 34,860,000	For	Against			Mgmt
	2	Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 6,750,000	For	For			Mgmt
	3	Authorise 106,500,000 RTP Ordinary Shares for Market Purchase	For	For			Mgmt
Resolution 4 Requires a Separate Special Resolution of the Public Shareholders of Rio Tinto Plc and Rio Tinto Limited
	4	Adopt New Articles of Association of Rio Tinto Plc and Amendments to Constitution of Rio Tinto Limited	For	For			Mgmt
Resolutions 5-13 will be Dealt under the Joint Electoral Procedure of Rio Tinto Plc and Rio Tinto Limited
	5	Elect Tom Albanese as Director	For	For			Mgmt
	6	Elect Sir Rod Eddington as Director	For	For			Mgmt
	7	Re-elect Sir David Clementi as Director	For	For			Mgmt
	8	Re-elect Leigh Clifford as Director	For	For			Mgmt
	9	Re-elect Andrew Gould as Director	For	For			Mgmt
	10	Re-elect David Mayhew as Director	For	For			Mgmt
	11	Reappoint PricewaterhouseCoopers LLP as Auditors and Authorise the Board to Determine Their Remuneration	For	For			Mgmt
	12	Approve Remuneration Report	For	For			Mgmt
	13	Accept Financial Statements and Statutory Reports	For	For			Mgmt

06/29/06 - A	Sumitomo Realty & Development Co. Ltd. *8830*		J77841112		03/31/06		58,000
	1	Approve Allocation of Income, Including the Following Dividends: Interim JY 5, Final JY 5, Special JY 0	For	For			Mgmt
2
Amend Articles to: Authorize Public Announcements in Electronic Format - Limit Rights of Odd-lot Holders - Update Terminology to Match that of New Corporate Law - Limit Legal Liability of Directors and Statutory Auditors
			For	Against			Mgmt
	3	Appoint Internal Statutory Auditor	For	Against			Mgmt

06/09/06 - A	TAISHIN FINANCIAL HOLDINGS CO LTD		Y84086100		04/10/06		1,117,000
	1	Accept 2005 Operating Results and Financial Statements	For	For			Mgmt
	2	Approve Compensation of the Accumulated Losses of the Company	For	For			Mgmt
	3	Approve Release of Restrictions of Competitive Activities of Directors	For	For			Mgmt
	4	Amend Articles of Association	For	For			Mgmt
	5	Amend Election Rules of Directors and Supervisors	For	For			Mgmt
	6	Elect Weijian Shan, a Representative of Taishin Co-Investor Holdings I Ltd., as New Director with ID No. 323343	For	For			Mgmt
	7	Other Business	None	None			Mgmt

06/23/06 - A	Toyota Motor Corp. *7203*		J92676113		03/31/06		19,200
	1	Approve Allocation of Income, Including the Following Dividends: Interim JY 35, Final JY 55, Special JY 0	For	For			Mgmt
	2	Amend Articles to: Update Terminology to Match that of New Corporate Law - Limit Liability of Non-Executive Statutory Auditors	For	Against			Mgmt
	3	Elect Directors	For	For			Mgmt
	4.1	Appoint Internal Statutory Auditor	For	For			Mgmt
	4.2	Appoint Internal Statutory Auditor	For	For			Mgmt
	4.3	Appoint Internal Statutory Auditor	For	For			Mgmt
	5	Approve Executive Stock Option Plan	For	For			Mgmt
	6	Authorize Share Repurchase Program	For	For			Mgmt
	7	Approve Retirement Bonuses for Statutory Auditors and Special Payments to Continuing Directors in Connection with Abolition of Retirement Bonus System	For	For			Mgmt
	8	Approve Increase in Aggregate Compensation Ceiling for Directors	For	For			Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.
(Registrant)

By: /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 31, 2006

By: /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 31, 2006